Offerings - Offering: 1	Jun. 01, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, to be issued under the CarParts.com, Inc. 2026 Stock Incentive Plan
Amount Registered | shares	654,112
Proposed Maximum Offering Price per Unit | $ / shares	5.785
Maximum Aggregate Offering Price	$ 3,784,037.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 522.58
Offering Note

(1)
Pursuant to Rule 416(a), this registration statement covers, in addition to the number of shares of CarParts.com, Inc., a Delaware corporation (the “Company” or the “Registrant”), common stock, par value $0.001 per share (the “Common Stock”), stated above, options and other rights to purchase or acquire the shares of Common Stock covered by this registration statement and, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), any shares of Common Stock that become issuable under the CarParts.com, Inc. 2026 Stock Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction that results in an increase in the number of the Registrant’s outstanding shares of Common Stock.

(2)
Pursuant to Securities Act Rule 457(h), the maximum offering price, per share and in the aggregate, and the registration fee were calculated based upon the average of the high and low prices of the Common Stock on May 28, 2026, as quoted on The Nasdaq Capital Market.